Accumulated retained earnings - Reserve breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve breakdown
Reserves of subsidiaries	€ 37,593	€ 36,862	€ 34,568
Equity Investments
Reserve breakdown
Restricted reserves	2,580	2,880	2,686
Legal reserve	1,624	1,614	1,459
Own shares	902	1,212	1,173
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	12,100	11,368	11,285
Voluntary reserves	5,737	6,904	7,192
Consolidation reserves attributable to the Bank	6,363	4,464	4,093
Reserves of subsidiaries	37,593	36,862	34,568
Reserves of entities accounted for using the equity method	917	725	465
Accumulated retained earnings and other reserves	€ 53,190	€ 51,835	€ 49,004